Commitments and Contingencies - Summary of Options for Additional Ocean Ships (Details) - Ocean Ships - Options	3 Months Ended
Mar. 31, 2026
Ship XXIII [Member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2032
Option Exercise Date	July 2026
Ship XXIV [Member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2032
Option Exercise Date	July 2026
Ship XXV [Member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2033
Option Exercise Date	July 2027
Ship XXVI [Member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2033
Option Exercise Date	July 2027
Ship XXVII [Member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2034
Option Exercise Date	December 2027
Ship XXVIII [Member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2034
Option Exercise Date	December 2027